Offerings	Oct. 14, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 810,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 111,971.48
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true